FAIR VALUE MEASUREMENT - Marketable securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
FAIR VALUE MEASUREMENT
Equity securities	$ 12,959	$ 18,289
Fair value losses	856	616	$ 2,826
Amount of shares carried at fair value	33,674	21,034
Unrealized gains	2,733	1,515
Carried at fair value		10,723
Held-for-trading debt securities	$ 241,698	$ 64,650